Note 12 - Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
December 31,

2017	231
2018	148
2019	90
2020	47
2021	19
Total minimum lease payments	549
Less: amount representing interest	(14)
Present value of minimum lease payments	535
Less: current portion	(222)
Long-term portion	313

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	France	Japan	USA

2017	321	303	47
2018	321	116	48
2019	321	21	48
2020	321	21	50
2021	321	16	-
2022	321		-
2023	321	-	-
2024	321	-	-
2025	152	-	-
Total	2,720	477	193